SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23c-2

UNDER THE INVESTMENT COMPANY ACT OF 1940

Investment Company Act File No. 811-21423

THE GABELLI DIVIDEND & INCOME TRUST

(Name of Registrant)

One Corporate Center

Rye, New York 10580-1422

(Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code: (914) 921-5070

____________

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the "Act"), and states that it is filing this notice with the Commission at least 30 days prior to the date set for the redemption.

(1)       Title of the class of securities of The Gabelli Dividend & Income Trust (the “Fund”) to be redeemed:

Series E Auction Rate Cumulative Preferred Shares, par value $0.001 per share, liquidation preference of $25,000 per share (the “Series E Preferred Shares”) (CUSIP #36242H609).

(2)       The date on which the securities are to be called or redeemed:

June 27, 2024.

(3)       The applicable provisions of the governing instrument pursuant to which the securities are to be called or redeemed:

The Series E Preferred Shares are to be redeemed pursuant to and in accordance with Part I, Sections 3(a)(i) and 3(b) of the Fund’s Amended and Restated Statement of Preferences of Series E Auction Rate Preferred Shares.

(4)       The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Fund intends to redeem 100% (124 shares) of its outstanding Series E Preferred Shares at the redemption price of $25,000 per share, which equals the liquidation preference of $25,000 per share. All shares of Series E Preferred Shares are held in book-entry form through the Depository Trust Company ("DTC"), and such shares being redeemed will be redeemed in accordance with the procedures of DTC. Payment by the Fund of the Redemption Price will be made to The Bank of New York Mellon, as paying agent for this redemption.

[Remainder of Page Left Blank]

SIGNATURE

Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 24th day of May 2024.

THE GABELLI DIVIDEND & INCOME TRUST

By:	/s/ John C. Ball
Name:	John C. Ball
Title:	President and Principal Executive Officer